Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	6 Months Ended	12 Months Ended	14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 03, 2020	Sep. 30, 2015	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000221188
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Balanced Fund
Accumulated Value	$ 10,000		$ 10,223			$ 11,791		$ 8,622		$ 10,638		$ 13,206		$ 14,681
C000049545
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Balanced Fund
Accumulated Value		$ 10,000			$ 10,655		$ 12,472		$ 14,905		$ 15,186		$ 17,523		$ 20,167	$ 14,716	$ 18,125	$ 22,440	$ 24,876
C000221189
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Equity Fund
Accumulated Value	10,000		10,295			12,718		7,874		10,746		14,238		15,803
C000049546
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Equity Fund
Accumulated Value		10,000			10,751		13,675		18,639		18,154		21,901		27,009	16,690	22,726	30,040	33,245
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value	10,000		10,086			12,402		9,033		11,043		13,421		15,043
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,348		12,003		12,002		11,490		11,283		13,873	10,104	12,353	15,013	16,827
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		10,238			13,310		11,250		13,682		18,656		21,939
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194	21,296	25,900	35,315	41,530
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value	10,000		10,140			11,974		10,228		11,743		14,678		16,490
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		10,238			13,310		11,250		13,682		18,656		21,939
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value		10,000			11,013		12,297		13,436		14,125		15,659		18,491	15,794	18,133	22,666	25,464
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380		25,194	21,296	25,900	35,315	41,530
90% S&P500/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value	10,000		10,223			13,220		11,013		13,407		18,076		21,171
MSCI EAFE VALUE Price (USD)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,927			$ 12,567		$ 9,648		$ 12,210		$ 14,480		$ 17,124
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,348		12,003		12,002		11,490		11,283		13,873	10,104	12,353	15,013	16,827
90% S&P500/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,420		$ 13,518		$ 15,684		$ 16,216		$ 18,383		$ 23,772	$ 19,803	$ 24,110	$ 32,506	$ 38,070